MFS® BLENDED RESEARCH CORE EQUITY PORTFOLIO	MFS® INTERNATIONAL GROWTH PORTFOLIO
MFS® BOND PORTFOLIO	MFS® INTERNATIONAL VALUE PORTFOLIO
MFS® CORE EQUITY PORTFOLIO	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
MFS® EMERGING MARKETS EQUITY PORTFOLIO MFS® GLOBAL GOVERNMENTS PORTFOLIO	MFS® MONEY MARKET PORTFOLIO MFS® NEW DISCOVERY PORTFOLIO
MFS® GLOBAL GROWTH PORTFOLIO	MFS® RESEARCH INTERNATIONAL PORTFOLIO
MFS® GLOBAL RESEARCH PORTFOLIO	MFS® STRATEGIC INCOME PORTFOLIO
MFS® GLOBAL TACTICAL ALLOCATION PORTFOLIO	MFS® TECHNOLOGY PORTFOLIO
MFS® GOVERNMENT SECURITIES PORTFOLIO	MFS® UTILITIES PORTFOLIO
MFS® HIGH YIELD PORTFOLIO	MFS® VALUE PORTFOLIO

MFS New Discovery Portfolio, MFS Utilities Portfolio, and MFS Value Portfolio were reorganized into MFS New Discovery Series, MFS Utilities Series, and MFS Value Series, respectively, as of the close of business on August 8, 2014.  Effective immediately, all references to MFS New Discovery Portfolio, MFS Utilities Portfolio, and MFS Value Portfolio are hereby deleted in their entirety.

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